Ordinary shares (Details Narrative) - USD ($)				12 Months Ended
	Dec. 09, 2025	Aug. 07, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Issued capital					$ 7,881,444
Par value		$ 0.5	$ 0.5	$ 0.50
Number of shares issued		187,500	1,250,000	17,200,387
Number of shares outstanding				17,200,387
Issue of equity				$ 2,102,566
Share premium [member]
IfrsStatementLineItems [Line Items]
Issue of equity				1,383,816
Other expense by function		$ 5,031,250
Increase decrease through other contributions by owners		$ 1,383,816
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issued capital				$ 65,000,000
Number of shares authorised				130,000,000
Par value		$ 4.00	$ 4.00
Number of shares issued		187,500	1,250,000		15,762,887
Number of shares outstanding					15,762,887	15,762,887
Issue of equity		$ 750,000	$ 5,000,000
Increase decrease through transfers and other changes equity		$ 718,750
Increase decrease in number of shares outstanding		1,437,500
Description of other equity interest	Each Class A ordinary share carries one (1) vote, while each Class B ordinary share carries ten (10) votes. Other than the difference in voting rights, Class A and Class B ordinary shares rank pari passu in all other respects, including rights to dividends and distributions.
Class A ordinary share [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	30,000,000
Par value	$ 0.50
Number of shares issued				11,103,204
Number of shares outstanding				11,103,204
Issue of equity				$ 718,750
Increase decrease in number of shares outstanding				1,437,500
Class A ordinary share [member] | New moon corporation [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,888,092
Class A ordinary share [member] | Mr jing bin chiang [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,209,091
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	100,000,000
Par value	$ 0.50
Number of shares issued				6,097,183
Number of shares outstanding				6,097,183
Issue of equity
Increase decrease in number of shares outstanding